13F-HR
1
mcl@oakvalue.com
NONE

     MARGARET C. LANDIS
     919 419-1900
     0000936699
     2$wkdrmw

06/30/2000

     13F-HR
     2 QTR 13F

	1
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 06/30/2000
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707

Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC			08/08/2000
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 65
                                        ----------------------

Form 13F Information Table Value Total: 1,351,152
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108
										184749     3434 SH
SOLE                     3434
AFLAC                          COM              001055102
 45510   990703 SH
SOLE                   891314             99389

 										12440   270800 SH
DEFINED 01             270800
AT&T                           COM              001957109
										15753   498105 SH
SOLE                   439805             58300

 										4616   145975 SH
DEFINED 01             145975
Ambac Financial Group, Inc.    COM              023139108
				 						61012  1113111 SH
SOLE                   986711            126400

										19605   357675 SH
DEFINED 01             357675
Avon Products                  COM              054303102
										40398   907815 SH
SOLE                   786685            121130

										15223   342100 SH
DEFINED 01             342100
Berkshire Hathaway - Cl. A     COM              084670108
										22865      425 SH
SOLE                      363                62

 										5380      100 SH
DEFINED 01                100
Berkshire Hathaway - Cl. B     COM              084670207
										62033    35246 SH
SOLE                    32054              3192

										24295    13804 SH
DEFINED 01              13804
Charter Communications Inc.    COM              16117M107
										21403  1302090 SH
SOLE                  1160415            141675

										7066   429850 SH
DEFINED 01             429850
Closure Medical Corporation    COM              189093107
										5768   250800 SH
SOLE                   250800
Coca Cola Co.                  COM              191216100
										48396   842591 SH
SOLE                   738012            104579

										14881   259075 SH
DEFINED 01             259075
Comcast Corp                   COM              200300200
										29671   732625 SH
SOLE                   647450             85175

										9458   233525 SH
DEFINED 01             233525
Compaq Computer Corp           COM              204493100
										16003   626050 SH
SOLE                   553350             72700

										5555   217300 SH
DEFINED 01             217300
Dun & Bradstreet               COM              26483B106
										32114  1121903 SH
SOLE                   962203            159700

										11739   410100 SH
DEFINED 01             410100
E. W. Scripps Co.              COM              811054204
										62792  1274962 SH
SOLE                  1137157            137805

										17284   350935 SH
DEFINED 01             350935
Eastman Kodak Co.              COM              277461109
										30344   509975 SH
SOLE                   445350             64625

										10067   169200 SH
DEFINED 01             169200
Freddie Mac                    COM              313400301
										24439   603425 SH
SOLE                   546125             57300

										4611   113850 SH
DEFINED 01             113850
GTE Corp.                      COM              362320103
										12932   207750 SH
SOLE                   186250             21500

										5033    80850 SH
DEFINED 01              80850
Gillette Co.                   COM              375766102
										35992  1030179 SH
SOLE                   906839            123340

										11959   342295 SH
DEFINED 01             342295
Household International Inc    COM              441815107
										46596  1121107 SH
SOLE                   999482            121625

										15046   362000 SH
DEFINED 01             362000
Intel Corp                     COM              458140100
										782     5850 SH
SOLE                     5850
Interpublic Group              COM              460690100
										39258   912980 SH
SOLE                   814914             98066

										13837   321800 SH
DEFINED 01             321800
Johnson & Johnson              COM              478160104
										2573    25256 SH
SOLE                    25256
Markel Corp.                   COM              570535104
										811     5724 SH
SOLE                     5724
Merck & Co.                    COM              589331107
										674     8800 SH
SOLE                     8800
Microsoft Corp                 COM              594918104
										353     4407 SH
SOLE                     4407
Oakwood Homes                  COM              674098108
										362   199500 SH
SOLE                   199500
Pfizer Inc.                    COM              717081103
										912    19000 SH
SOLE                    19000
RLI Corp.                      COM              749607107
										31668   911305 SH
SOLE                   794179            117126

										2738    78800 SH
DEFINED 01              78800
Sabre Holdings Corp.           COM              785905100
										16360   574050 SH
SOLE                   498800             75250

										6202   217600 SH
DEFINED 01             217600
Schering Plough                COM              806605101
										651    12892 SH
SOLE                    12892
Tellabs, Inc.                  COM              879664100
										8524   124550 SH
SOLE                   108275             16275

										2998    43800 SH
DEFINED 01              43800
Tiffany & Co.                  COM              886547108
										25182   373066 SH
SOLE                   334236             38830

										7639   113170 SH
DEFINED 01             113170
USA Networks, Inc.             COM              902984103
										10117   467845 SH
SOLE                   409620             58225

										3460   160000 SH
DEFINED 01             160000
United Asset Management Corp.  COM              909420101
										55087  2356676 SH
SOLE                  2136501            220175

										13954   596975 SH
DEFINED 01             596975
Valassis Communications Inc.   COM              918866104
										20484   537285 SH
SOLE                   461410             75875

 										7537   197700 SH
DEFINED 01             197700
Walt Disney Co.                COM              254687106
										5715   147255 SH
SOLE                   147255
Washington Post Co. Class B    COM              939640108
										53474   111871 SH
SOLE                    99706             12165

										14072    29440 SH
DEFINED 01              29440
XL Cap Ltd.                    COM              G98255105
 										9637   178050 SH
SOLE                   156775             21275

										3061    56550 SH
DEFINED 01              56550